Cash flows information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss before income tax from continuing operations	$ 3,598	$ (23,273)	$ (13,536)
Adjustments for:
Depreciation of property, plant and equipment	12		9
Amortization of intangible assets	733	359	548
Amortization of right-of-use assets	706	20	183
Reversal of allowance for credit losses on accounts receivable	(1,431)
Share-based compensation expenses	591
Fair value changes on financial asset at fair value through profit or loss	(534)	(7)	(9)
Share of losses from an equity investee	50
Realized fair value changes on digital assets	187	224	315
Unrealized fair value changes on digital assets	150	7	200
Unrealized fair value changes on amount due to related parties denominated in digital assets	1,302	18,007	9,317
Write off of other payables, net	(677)
Interest expense	71	46	145
Interest income	(619)	(150)
(Gain)/loss on disposal of subsidiary	253	(5)
Lease modification			42
Net income received or settled in digital assets	36,749	2,495	1,169
Changes in working capital:
Trade and other receivables	3,226	(143)	116
Trade and other payables	(5,067)	1,204	220
Contract liabilities	74
Disposal of crypto assets held	11,582	5,651	15,083
Cash generated from/(used in) operating activities	(24,887)	(555)	11,464
Continuing and discontinued operations
Cash flows from operating activities
Loss before income tax from continuing operations	1,253	$ (23,273)	$ (13,536)
Discontinued operations
Cash flows from operating activities
Loss before income tax from continuing operations	$ (2,345)